Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

15. Segment information

The company has two business segments: Services and Technology. The products and services of each segment are marketed throughout the world to commercial businesses and governments. Revenue classifications by segment are as follows: Services – systems integration and consulting, outsourcing, infrastructure services and core maintenance; Technology – enterprise-class software and servers and other technology.

The accounting policies of each business segment are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are priced as if the sales or transfers were to third parties. Accordingly, the Technology segment recognizes intersegment revenue and manufacturing profit on hardware and software shipments to customers under Services contracts. The Services segment, in turn, recognizes customer revenue and marketing profit on such shipments of company hardware and software to customers. The Services segment also includes hardware and software products sourced from third parties that are sold to customers through the company’s Services channels. In the company’s consolidated statements of income, the manufacturing costs of products sourced from the Technology segment and sold to Services customers are reported in cost of revenue for Services.

Also included in the Technology segment’s sales and operating profit are sales of hardware and software sold to the Services segment for internal use in Services engagements. The amount of such profit included in operating income of the Technology segment for the years ended December 31, 2012, 2011 and 2010, was $11.5 million, $8.2 million and $7.2 million, respectively. The profit on these transactions is eliminated in Corporate.

The company evaluates business segment performance on operating income exclusive of pension income or expense, restructuring charges and unusual and nonrecurring items, which are included in Corporate. All other corporate and centrally incurred costs are allocated to the business segments based principally on revenue, employees, square footage or usage. The changes in Corporate and eliminations operating income are principally due to increases in pension expense.

No single customer accounts for more than 10% of revenue. Revenue from various agencies of the U.S. Government, which is reported in both business segments, was approximately $523 million, $652 million and $842 million in 2012, 2011 and 2010, respectively.

Corporate assets are principally cash and cash equivalents, prepaid postretirement assets and deferred income taxes. The expense or income related to corporate assets is allocated to the business segments.

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2012	2011	2010

Services
Systems integration and consulting	$1,079.3	$1,164.7	$1,223.1
Outsourcing	1,475.5	1,487.2	1,531.3
Infrastructure services	442.4	487.0	472.4

Core maintenance	195.2	215.7	230.6
	3,192.4	3,354.6	3,457.4
Technology
Enterprise-class software and servers	480.3	443.9	462.5
Other technology	33.7	55.3	99.7
	514.0	499.2	562.2
Total	$3,706.4	$3,853.8	$4,019.6

Presented below is a reconciliation of segment operating income to consolidated income from continuing operations before income taxes:

Year ended December 31 (millions)	2012	2011	2010
Total segment operating income	$414.3	$360.1	$373.8
Interest expense	(27.5)	(63.1)	(101.8)
Other income (expense), net	(37.6)	(55.5)	(51.0)
Corporate and eliminations	(95.1)	(35.5)	1.9
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2012	2011	2010
Total segment assets	$1,469.1	$1,555.9	$1,778.2
Cash and cash equivalents	655.6	714.9	828.3
Deferred income taxes	184.3	208.6	220.3
Prepaid postretirement assets	3.3	43.9	31.2
Other corporate assets	108.1	88.9	162.9
Total assets	$2,420.4	$2,612.2	$3,020.9

A summary of the company’s operations by business segment for 2012, 2011 and 2010 is presented below:

(millions)	Total	Corporate	Services	Technology
2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2012	2011	2010
Revenue
United States	$1,455.0	$1,577.9	$1,733.1
United Kingdom	496.9	408.7	426.2
Other foreign	1,754.5	1,867.2	1,860.3
Total	$3,706.4	$3,853.8	$4,019.6
Properties, net
United States	$112.7	$127.1	$142.8
United Kingdom	23.1	22.1	23.1
Other foreign	40.6	42.1	53.8
Total	$176.4	$191.3	$219.7
Outsourcing assets, net
United States	$67.1	$61.5	$69.6
United Kingdom	30.3	37.3	31.9
Other foreign	28.9	39.1	60.8
Total	$126.3	$137.9	$162.3